DEBT - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 13,258	$ 12,839	$ 13,684
Debenture
Debt Instrument [Line Items]
2024	11,000
2025		11,000
Total	11,000	11,000
Less: fair value ascribed to conversion feature and warrants	(1,204)	(1,204)
Plus: accretion of implied interest	626	476
Less: net debt issuance costs	(308)	(386)
Total debt	$ 10,114	9,886
Convertible Debt
Debt Instrument [Line Items]
2023		965
2024		2,425
Total		3,390
Less: fair value ascribed to conversion feature and warrants		(1,523)	(1,523)
Plus: accretion of implied interest		1,086	705
Total debt		$ 2,953	$ 2,572